Accumulated other comprehensive income/(loss)	6 Months Ended
Jun. 30, 2019
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income/(loss)
Accumulated other comprehensive income / (loss)
Accumulated other comprehensive income / (loss) as at June 30, 2019 (Successor) and June 30, 2018 (Predecessor) was as follows:

(In $ millions)	Unrealized gain on marketable securities	Unrealized gain on foreign exchange	Actuarial (loss) / gain relating to pension	Share in unrealized gain from associated companies	Change in unrealized gain on interest rate swaps in VIEs	Change in debt component on Archer facility	Total

Balance at January 1, 2018 (Predecessor)	31	36	(26)	15	2	—	58
Adoption of new accounting standard ASU 2016-01 - Financial Instruments	(31)	—	—	—	—	—	(31)
Other comprehensive income	—	—	—	9	—	—	9
As at March 31, 2018 (Predecessor)	—	36	(26)	24	2	—	36
Other comprehensive income	—	—	1	2	—	2	5
As at June 30, 2018 (Predecessor)	—	36	(25)	26	2	2	41

Balance at January 1, 2019 (Successor)	—	—	1	(5)	—	(3)	(7)
Other comprehensive income	—	—	—	(4)	—	5	1
As at March 31, 2019 (Successor)	—	—	1	(9)	—	2	(6)
Other comprehensive income	—	—	—	(5)	—	1	(4)
As at June 30, 2019 (Successor)	—	—	1	(14)	—	3	(10)

Effective January 1, 2018, we adopted ASU 2016-01, which applies to equity investments that are neither (i) accounted for under the equity method or (ii) result in consolidation. Under ASU 2016-01 we record such investments at fair value and recognize any changes directly in net income, unless there is no readily ascertainable fair value, in which case we record the investment at cost less impairment. For fiscal periods beginning prior to January 1, 2018, marketable securities not accounted for under the equity method were classified as available-for-sale. Unrealized gains and losses on equity securities classified as available-for-sale were recognized in other comprehensive income. When we adopted ASU 2016-01 on January 1, 2018, we reclassified $31 million of previously recognized fair value gains from accumulated other comprehensive income to retained earnings.

Income taxes associated with each component of other comprehensive income were nil for the six months ended June 30, 2019 (Successor) (June 30, 2018 (Predecessor): nil).